Compensation Plans	12 Months Ended
Dec. 31, 2012
Compensation Plans [Abstract]
Compensation Plans

17.            Compensation Plans

Encana has a number of compensation arrangements that form the Company’s long-term incentive plan awarded to eligible employees.  They include TSARs, Performance TSARs, SARs, Performance SARs, Performance Share Units (“PSUs”), Deferred Share Units (“DSUs”), RSUs and a Restricted Cash Plan.  The majority of these compensation arrangements are share-based.

Encana accounts for TSARs, Performance TSARs, SARs, Performance SARs and RSUs held by Encana employees as cash-settled share-based payment transactions and, accordingly, accrues compensation costs over the vesting period based on the fair value of the rights determined using the Black-Scholes-Merton and other fair value models.  TSARs, Performance TSARs, SARs and Performance SARs granted are exercisable at 30 percent of the number granted after one year, an additional 30 percent of the number granted after two years, are fully exercisable after three years and expire five years after the date granted.  RSUs vest three years from the date of grant, provided the employee remains actively employed with Encana on the vesting date.

As at December 31, 2012, the fair value of the Encana share units held by Encana employees was estimated using the following weighted average assumptions: risk-free rate of 1.14 percent, dividend yield of 4.07 percent, volatility of 30.51 percent, expected term of 1.5 years and an Encana market share price of C$19.66.  As at December 31, 2012, the fair value of the Cenovus share units held by Encana employees was estimated using the following weighted average assumptions: risk-free rate of 1.14 percent, dividend yield of 2.64 percent, volatility of 30.18 percent, expected term of 0.5 years and a Cenovus market share price of C$33.29.

As at December 31, 2011, the fair value of the Encana share units held by Encana employees was estimated using the following weighted average assumptions: risk-free rate of 0.97 percent, dividend yield of 4.19 percent, volatility of 31.59 percent, expected term of 2.0 years and an Encana market share price of C$18.89.  As at December 31, 2011, the fair value of the Cenovus share units held by Encana employees was estimated using the following weighted average assumptions: risk-free rate of 0.97 percent, dividend yield of 2.36 percent, volatility of 32.48 percent, expected term of 0.9 years and a Cenovus market share price of C$33.83.

For both Encana and Cenovus share units held by Encana employees, volatility was estimated using historical volatility rates.

The amounts recognized for share-based payment transactions are as follows:

For the years ended December 31	2012	2011	2010
Compensation Costs of Cash-Settled Transactions	$42	$28	$36
Compensation Costs of Equity-Settled Transactions	5	-	2
Total Compensation Costs	47	28	38
Less: Total Compensation Costs Capitalized	(14)	(14)	(11)
Total Compensation Expense	$33	$14	$27

Liability for Unvested Cash-Settled Share-Based Payment Transactions	$85	$69	$76
Liability for Vested Cash-Settled Share-Based Payment Transactions	71	86	148
Liability for Cash-Settled Share-Based Payment Transactions	$156	$155	$224

Of the total compensation expense, $13 million (2011 – $8 million; 2010 – $12 million) was included in operating expense and $20 million (2011 – $6 million; 2010 – $15 million) was included in administrative expense.

The following sections outline certain information related to Encana’s compensation plans as at December 31, 2012.

A)            TANDEM STOCK APPRECIATION RIGHTS

All options to purchase common shares issued under the Encana Stock Option Plan have associated TSARs attached.  In lieu of exercising the option, the associated TSARs give the option holder the right to receive a cash payment equal to the excess of the market price of Encana’s common shares at the time of exercise over the exercise price.  The TSARs vest and expire under the same terms and conditions as the underlying option.

The following table summarizes information related to the Encana TSARs held by Encana employees:

As at December 31	2012		2011
(thousands of units)	Outstanding TSARs	Weighted Average Exercise Price (C$)	Outstanding TSARs	Weighted Average Exercise Price (C$)

Outstanding, Beginning of Year	19,390	28.79	14,240	30.89
Granted	1,514	20.99	9,628	25.13
Exercised - SARs	(17)	20.99	(3,327)	26.08
Exercised - Options	-	-	(39)	25.45
Forfeited	(1,704)	29.47	(1,112)	32.29
Expired	(2,015)	30.54	-	-
Outstanding, End of Year	17,168	27.84	19,390	28.79
Exercisable, End of Year	8,133	30.38	6,259	32.64

As at December 31, 2012	Outstanding Encana TSARs			Exercisable Encana TSARs
Range of Exercise Price (C$)	Number of TSARs (thousands of units)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price (C$)	Number of TSARs (thousands of units)	Weighted Average Exercise Price (C$)

10.00 to 19.99	157	4.20	19.71	6	19.21
20.00 to 29.99	8,587	3.34	22.93	3,338	25.34
30.00 to 39.99	8,328	2.14	32.85	4,693	33.68
40.00 to 49.99	95	0.40	44.65	95	44.65
50.00 to 59.99	1	0.39	50.39	1	50.39
	17,168	2.75	27.84	8,133	30.38

The following tables summarize information related to the Cenovus TSARs held by Encana employees:

As at December 31	2012		2011
(thousands of units)	Outstanding TSARs	Weighted Average Exercise Price (C$)	Outstanding TSARs	Weighted Average Exercise Price (C$)

Outstanding, Beginning of Year	3,935	29.49	8,214	27.81
Exercised - SARs	(1,788)	29.14	(4,081)	26.17
Exercised - Options	(8)	26.69	(56)	23.10
Forfeited	(84)	31.31	(142)	30.01
Expired	(30)	28.74	-	-
Outstanding, End of Year	2,025	29.75	3,935	29.49
Exercisable, End of Year	2,025	29.75	3,203	30.22

As at December 31, 2012	Outstanding Cenovus TSARs			Exercisable Cenovus TSARs
Range of Exercise Price (C$)	Number of TSARs (thousands of units)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price (C$)	Number of TSARs (thousands of units)	Weighted Average Exercise Price (C$)

20.00 to 29.99	1,087	1.12	26.28	1,087	26.28
30.00 to 39.99	886	0.16	33.26	886	33.26
40.00 to 49.99	52	0.44	42.70	52	42.70
	2,025	0.68	29.75	2,025	29.75

During the year, Encana recorded compensation costs of $6 million related to the Encana TSARs and a reduction in compensation costs of $1 million related to the Cenovus TSARs (2011 – reduction of compensation costs of $4 million related to the Encana TSARs and compensation costs of $6 million related to the Cenovus TSARs; 2010 – reduction of compensation costs of $29 million relating to the Encana TSARs and compensation costs of $32 million related to Cenovus TSARs).

B)     PERFORMANCE TANDEM STOCK APPRECIATION RIGHTS

From 2007 to 2009, Encana granted Performance TSARs.  In lieu of exercising the option, the option holder has the right to receive a cash payment equal to the excess of the market price of Encana’s common shares at the time of exercise over the exercise price.  The Performance TSARs vest and expire under the same terms and conditions as the underlying option.  Vesting is also subject to Encana attaining prescribed performance relative to an internal recycle ratio and predetermined key measures. Performance TSARs that do not vest when eligible are forfeited.

The following tables summarize information related to the Encana Performance TSARs held by Encana employees:

As at December 31	2012		2011
(thousands of units)	Outstanding Performance TSARs	Weighted Average Exercise Price (C$)	Outstanding Performance TSARs	Weighted Average Exercise Price (C$)

Outstanding, Beginning of Year	7,879	31.50	9,108	31.46
Exercised - SARs	-	-	(505)	29.32
Exercised - Options	-	-	-	29.04
Forfeited	(779)	31.50	(724)	32.48
Expired	(2,221)	29.45	-	-
Outstanding, End of Year	4,879	32.44	7,879	31.50
Exercisable, End of Year	4,879	32.44	6,449	32.05

As at December 31, 2012		Outstanding Encana Performance TSARs		Exercisable Encana Performance TSARs
Range of Exercise Price (C$)	Number of TSARs (thousands of units)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price (C$)	Number of TSARs (thousands of units)	Weighted Average Exercise Price (C$)

20.00 to 29.99	2,638	1.11	29.04	2,638	29.04
30.00 to 39.99	2,241	0.12	36.44	2,241	36.44
	4,879	0.66	32.44	4,879	32.44

The following tables summarize information related to the Cenovus Performance TSARs held by Encana employees:

As at December 31	2012		2011
(thousands of units)	Outstanding Performance TSARs	Weighted Average Exercise Price (C$)	Outstanding Performance TSARs	Weighted Average Exercise Price (C$)

Outstanding, Beginning of Year	5,751	28.60	8,940	28.49
Exercised - SARs	(2,188)	28.33	(2,758)	28.22
Exercised - Options	(12)	26.61	(3)	26.62
Forfeited	(314)	26.69	(428)	28.85
Expired	(32)	26.66	-	-
Outstanding, End of Year	3,205	29.00	5,751	28.60
Exercisable, End of Year	3,205	29.00	4,319	29.37

As at December 31, 2012		Outstanding Cenovus Performance TSARs		Exercisable Cenovus Performance TSARs
Range of Exercise Price (C$)	Number of TSARs (thousands of units)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price (C$)	Number of TSARs (thousands of units)	Weighted Average Exercise Price (C$)

20.00 to 29.99	1,899	1.11	26.27	1,899	26.27
30.00 to 39.99	1,306	0.12	32.96	1,306	32.96
	3,205	0.71	29.00	3,205	29.00

During the year, Encana recorded a reduction in compensation costs of $1 million related to the Encana Performance TSARs and a reduction in compensation costs of $2 million related to the Cenovus Performance TSARs (2011 – reduction of compensation costs of $12 million related to the Encana Performance TSARs and compensation costs of $14 million related to the Cenovus Performance TSARs; 2010 – reduction of compensation costs of $18 million relating to the Encana Performance TSARs and compensation costs of $24 million related to Cenovus Performance TSARs).

C)     STOCK APPRECIATION RIGHTS

During 2008 and 2009, Canadian dollar denominated SARs were granted to employees, which entitle the employee to receive a cash payment equal to the excess of the market price of Encana’s common shares at the time of exercise over the exercise price of the right.

The following tables summarize information related to the Encana SARs held by Encana employees:

As at December 31	2012		2011
(thousands of units)	Outstanding SARs	Weighted Average Exercise Price (C$)	Outstanding SARs	Weighted Average Exercise Price (C$)

Outstanding, Beginning of Year	1,973	33.81	2,187	33.86
Exercised	-	-	(55)	28.58
Forfeited	(130)	34.08	(159)	36.19
Outstanding, End of Year	1,843	33.79	1,973	33.81
Exercisable, End of Year	1,843	33.79	1,581	34.97

As at December 31, 2012	Outstanding Encana SARs			Exercisable Encana SARs
Range of Exercise Price (C$)	Number of SARs (thousands of units)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price (C$)	Number of SARs (thousands of units)	Weighted Average Exercise Price (C$)

20.00 to 29.99	861	1.12	28.98	861	28.98
30.00 to 39.99	832	0.27	36.43	832	36.43
40.00 to 49.99	147	0.43	46.80	147	46.80
50.00 to 59.99	3	0.46	50.17	3	50.17
	1,843	0.68	33.79	1,843	33.79

Since 2010, U.S. dollar denominated SARs have been granted to eligible employees.  The terms and conditions are similar to the Canadian dollar denominated SARs.  The following tables summarize information related to U.S. dollar denominated Encana SARs held by Encana employees:

As at December 31	2012		2011
(thousands of units)	Outstanding SARs	Weighted Average Exercise Price (US$)	Outstanding SARs	Weighted Average Exercise Price (US$)

Outstanding, Beginning of Year	12,645	26.78	4,719	30.73
Granted	482	20.54	8,550	24.91
Exercised	(29)	20.88	(121)	30.74
Forfeited	(933)	27.36	(503)	31.19
Outstanding, End of Year	12,165	26.50	12,645	26.78
Exercisable, End of Year	4,685	27.75	1,246	30.68

As at December 31, 2012	Outstanding Encana SARs			Exercisable Encana SARs
Range of Exercise Price (US$)	Number of SARs (thousands of units)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price (US$)	Number of SARs (thousands of units)	Weighted Average Exercise Price (US$)

10.00 to 19.99	52	4.30	19.10	3	18.88
20.00 to 29.99	5,902	3.76	21.64	1,746	22.13
30.00 to 39.99	6,211	2.58	31.18	2,936	31.10
	12,165	3.16	26.50	4,685	27.75

The following tables summarize information related to the Cenovus SARs held by Encana employees:

As at December 31	2012		2011
(thousands of units)	Outstanding SARs	Weighted Average Exercise Price (C$)	Outstanding SARs	Weighted Average Exercise Price (C$)

Outstanding, Beginning of Year	1,641	30.73	2,159	30.67
Exercised	(591)	29.69	(434)	30.02
Forfeited	(23)	34.45	(84)	32.80
Outstanding, End of Year	1,027	31.25	1,641	30.73
Exercisable, End of Year	1,027	31.25	1,256	32.08

As at December 31, 2012	Outstanding Cenovus SARs			Exercisable Cenovus SARs
Range of Exercise Price (C$)	Number of SARs (thousands of units)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price (C$)	Number of SARs (thousands of units)	Weighted Average Exercise Price (C$)

20.00 to 29.99	499	1.12	26.35	499	26.35
30.00 to 39.99	409	0.27	33.68	409	33.68
40.00 to 49.99	119	0.43	43.48	119	43.48
	1,027	0.70	31.25	1,027	31.25

During the year, Encana recorded compensation costs of $7 million related to the Encana SARs and a reduction in compensation costs of $1 million related to the Cenovus SARs (2011 – a reduction in compensation costs of $5 million related to the Encana SARs and compensation costs of $3 million related to the Cenovus SARs; 2010 – compensation costs of $6 million related to the Encana SARs and compensation costs of $5 million related to the Cenovus SARs).

D)     PERFORMANCE STOCK APPRECIATION RIGHTS

During 2008 and 2009, Encana granted Performance SARs to certain employees, which entitle the employee to receive a cash payment equal to the excess of the market price of Encana’s common shares at the time of exercise over the grant price.  Performance SARs are subject to Encana attaining prescribed performance relative to an internal recycle ratio and predetermined key measures.  Performance SARs that do not vest when eligible are forfeited.

The following tables summarize information related to the Encana Performance SARs held by Encana employees:

As at December 31	2012		2011
(thousands of units)	Outstanding Performance SARs	Weighted Average Exercise Price (C$)	Outstanding Performance SARs	Weighted Average Exercise Price (C$)

Outstanding, Beginning of Year	2,710	32.07	3,018	32.01
Exercised	-	-	(82)	29.04
Forfeited	(255)	30.81	(226)	32.35
Outstanding, End of Year	2,455	32.20	2,710	32.07
Exercisable, End of Year	2,455	32.20	1,965	33.22

As at December 31, 2012	Outstanding Encana Performance SARs			Exercisable Encana Performance SARs
Range of Exercise Price (C$)	Number of SARs (thousands of units)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price (C$)	Number of SARs (thousands of units)	Weighted Average Exercise Price (C$)

20.00 to 29.99	1,406	1.11	29.04	1,406	29.04
30.00 to 39.99	1,049	0.12	36.44	1,049	36.44
	2,455	0.69	32.20	2,455	32.20

The following tables summarize information related to the Cenovus Performance SARs held by Encana employees:

As at December 31	2012		2011
(thousands of units)	Outstanding Performance SARs	Weighted Average Exercise Price (C$)	Outstanding Performance SARs	Weighted Average Exercise Price (C$)

Outstanding, Beginning of Year	2,282	28.88	3,006	28.96
Exercised	(835)	29.46	(550)	29.33
Forfeited	(128)	26.56	(174)	28.87
Outstanding, End of Year	1,319	28.74	2,282	28.88
Exercisable, End of Year	1,319	28.74	1,537	30.15

As at December 31, 2012	Outstanding Cenovus Performance SARs			Exercisable Cenovus Performance SARs
Range of Exercise Price (C$)	Number of SARs (thousands of units)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price (C$)	Number of SARs (thousands of units)	Weighted Average Exercise Price (C$)

20.00 to 29.99	832	1.11	26.27	832	26.27
30.00 to 39.99	487	0.12	32.96	487	32.96
	1,319	0.75	28.74	1,319	28.74

During the year, Encana recorded no compensation costs related to the Encana Performance SARs and no compensation costs related to the Cenovus Performance SARs (2011 – reduction of compensation costs of $4 million related to the Encana Performance SARs and compensation costs of $5 million related to the Cenovus Performance SARs; 2010 – a reduction of compensation costs of $4 million relating to the Encana Performance SARs and compensation costs of $7 million related to the Cenovus Performance SARs).

E)	PERFORMANCE SHARE UNITS

Since 2010, PSUs have been granted to eligible employees, which entitle the employee to receive, upon vesting, a cash payment equal to the value of one common share of Encana for each PSU held, depending upon the terms of the PSU Plan.  PSUs vest three years from the date of grant, provided the employee remains actively employed with Encana on the vesting date.

The ultimate value of the PSUs will depend upon Encana's performance measured over the three-year period.  Each year, Encana's performance will be assessed by the Board to determine whether the performance criteria have been met.  Based on this assessment, up to a maximum of two times the original PSU grant may be awarded in respect of the year being measured.  The respective proportion of the original PSU grant deemed eligible to vest for each year will be valued and the notional cash value deposited to a PSU account, with payout deferred to the final vesting date.

The following tables summarize information related to the PSUs:

	Canadian Dollar Denominated
(thousands of units)	Outstanding PSUs
As at December 31	2012	2011

Outstanding, Beginning of Year	1,238	875
Granted	213	697
Deemed Eligible to Vest	(427)	(263)
Units, in Lieu of Dividends	37	41
Forfeited	(100)	(112)
Outstanding, End of Year	961	1,238

	U.S. Dollar Denominated
(thousands of units)	Outstanding PSUs
As at December 31	2012	2011

Outstanding, Beginning of Year	1,089	796
Granted	27	565
Deemed Eligible to Vest	(393)	(240)
Units, in Lieu of Dividends	27	37
Forfeited	(57)	(69)
Outstanding, End of Year	693	1,089

During the year, Encana recorded compensation costs of $12 million related to the outstanding PSUs (2011 – $15 million; 2010 – $15 million).

F)     DEFERRED SHARE UNITS

The Company has in place a program whereby Directors and certain key employees are issued DSUs, which vest immediately, are equivalent in value to a common share of the Company and are settled in cash.  DSUs can be redeemed in accordance with the terms of the agreement and expire on December 15th of the year following the Director’s resignation or employee’s departure.

Employees have the option to convert either 25 or 50 percent of their annual High Performance Results (“HPR”) award into DSUs.  The number of DSUs is based on the value of the award divided by the closing value of Encana’s share price at the end of the performance period of the HPR award.

The following table summarizes information related to the DSUs:

	Canadian Dollar Denominated
(thousands of units)	Outstanding DSUs
As at December 31	2012	2011

Outstanding, Beginning of Year	905	717
Granted	109	108
Converted from HPR awards	38	52
Units, in Lieu of Dividends	39	29
Redeemed	(117)	(1)
Outstanding, End of Year	974	905

During the year, Encana recorded compensation costs of $2 million related to the outstanding DSUs (2011 – reduction of $5 million; 2010 – nil).

G)     RESTRICTED SHARE UNITS

Since 2011, RSUs have been granted to eligible employees.  An RSU is a conditional grant to receive an Encana common share, or the cash equivalent, as determined by Encana, upon vesting of the RSUs and in accordance with the terms of the RSU Plan and Grant Agreement.  The value of one RSU is notionally equivalent to one Encana common share.  RSUs vest three years from the date granted, provided the employee remains actively employed with Encana on the vesting date.  As at December 31, 2012, Encana plans to settle the RSUs in cash on the vesting date.

The following tables summarize information related to the RSUs:

	Canadian Dollar Denominated
(thousands of units)	Outstanding RSUs
As at December 31	2012	2011

Outstanding, Beginning of Year	1,751	-
Granted	298	1,790
Units, in Lieu of Dividends	77	35
Forfeited	(160)	(74)
Outstanding, End of Year	1,966	1,751

	U.S. Dollar Denominated
(thousands of units)	Outstanding RSUs
As at December 31	2012	2011

Outstanding, Beginning of Year	1,574	-
Granted	83	1,581
Units, in Lieu of Dividends	63	30
Forfeited	(124)	(37)
Outstanding, End of Year	1,596	1,574

During the year, Encana recorded compensation costs of $25 million related to the outstanding RSUs (2011 – $15 million; 2010 – nil).  The paid in surplus balance as at December 31, 2012 and December 31, 2011 relates to the RSUs.

H)            RESTRICTED CASH PLAN

In October 2011, Encana's Board approved the use of a Restricted Cash Plan as a component of the long-term incentive grant to eligible employees. The Restricted Cash Plan is a time-based conditional grant to receive cash which, in accordance with the corresponding grant agreement, requires that the employee remains actively employed with Encana on the vesting date.  The Restricted Cash Plan vests over three years with one-third payable after each anniversary of the grant date.  During 2012, Encana recorded compensation costs of $18 million (2011– $6 million; 2010 – nil) relating to the Restricted Cash Plan grant.

I)     PENSIONS AND OTHER POST-EMPLOYMENT BENEFITS

The Company sponsors defined benefit and defined contribution plans and provides pension and other post-employment benefits (“OPEB”) to its employees in Canada and the U.S.  As of January 1, 2003, the defined benefit pension plan was closed to new entrants.  The average remaining service period of active employees participating in the defined benefit pension plan is five years.  The average remaining service period of the active employees participating in the OPEB plan is 11 years.

The Company is required to file an actuarial valuation of its pension plans with the provincial regulator at least every three years. The most recent filing was dated December 31, 2010 and the next required filing will be as at December 31, 2013.

The following tables set forth changes in the benefit obligations and fair value of plan assets for the Company’s defined benefit pension and other post-retirement benefit plans for the years ended December 31, 2012 and 2011, as well as the funded status of the plans and amounts recognized in the financial statements as at December 31, 2012 and 2011.

	Pension Benefits		OPEB
As at December 31	2012	2011	2012	2011

Change in Benefit Obligations
Projected Benefit Obligation, Beginning of Year	$344	$313	$95	$82
Service cost	5	5	14	12
Interest cost	14	15	4	4
Actuarial (gains) losses	9	39	(5)	(2)
Exchange differences	8	(8)	-	-
Benefits paid	(23)	(20)	(3)	(2)
Change in plan provisions	-	-	-	1
Projected Benefit Obligation, End of Year	$357	$344	$105	$95

Change in Plan Assets
Fair Value of Plan Assets, Beginning of Year	$275	$276	$-	$-
Actual return on plan assets	26	6	-	-
Exchange differences	6	(6)	-	-
Employer contributions	25	19	3	2
Benefits paid	(23)	(20)	(3)	(2)
Fair Value of Plan Assets, End of Year	$309	$275	$-	$-
Funded Status of Plan Assets, End of Year	$(48)	$(69)	$(105)	$(95)

Total Recognized Amounts in the Consolidated Balance Sheet Consist of:
Other assets	$3	$3	$-	$-
Current liabilities	-	-	(4)	(3)
Non-Current liabilities	(51)	(72)	(101)	(92)
Total	$(48)	$(69)	$(105)	$(95)

Total Recognized Amounts in Accumulated Other Comprehensive Income Consist of:
Net actuarial (gain) loss	$94	$107	$1	$6
Prior service costs	-	-	1	1
Net transitional obligation	-	-	3	3
Total recognized in accumulated other comprehensive income before tax	$94	$107	$5	$10

The accumulated defined benefit obligation for all defined benefit plans was $437 million as at December 31, 2012 (2011 – $414 million).  The following sets forth the defined benefit plans with accumulated benefit obligation and projected benefit obligation in excess of the plan assets fair value:

	Pension Benefits		OPEB
As at December 31	2012	2011	2012	2011

Projected Benefit Obligation	$(357)	$(343)	$(105)	$(95)
Accumulated Benefit Obligation	(332)	(319)	(105)	(95)
Fair Value of Plan Assets	305	271	-	-

Following are the weighted average assumptions used by the Company in determining the defined benefit pension and other post-employment benefit obligations:

	Pension Benefits		OPEB
As at December 31	2012	2011	2012	2011

Discount Rate	3.75%	4.00%	3.55%	4.27%
Rates of Increase in Compensation Levels	3.99%	4.11%	6.32%	6.33%

The following sets forth total benefit plan expense recognized by the Company in 2012 and 2011:

	Pension Benefits			OPEB
For the years ended December 31	2012	2011	2010	2012	2011	2010

Defined Benefit Plan Expense	$6	$14	$12	$18	$17	$15
Defined Contribution Plan Expense	44	43	34	-	-	-
Total Benefit Plans Expense	$50	$57	$46	$18	$17	$15

Of the total benefit plans expense, $55 million (2011 – $60 million; 2010 – $49 million) was included in operating expense and $13 million (2011 – $14 million; 2010 – $12 million) was included in administrative expense.

The defined periodic pension and OPEB expense is as follows:

	Pension Benefits			OPEB
For the years ended December 31	2012	2011	2010	2012	2011	2010

Current service cost	$5	$5	$4	$14	$12	$10
Interest cost	14	15	16	4	4	4
Expected return on plan assets	(28)	(15)	(15)	-	-	-
Amortization of net actuarial gain and losses	15	8	5	-	-	-
Amortization of transitional obligation	-	-	-	-	1	1
Amortization of net prior service costs	-	1	2	-	-	-
Total Defined Benefit Plan Expense	$6	$14	$12	$18	$17	$15

The amounts recognized in other comprehensive income are as follows:

	Pension Benefits			OPEB
For the years ended December 31	2012	2011	2010	2012	2011	2010

Net actuarial (gains) losses	$2	$58	$4	$(5)	$(3)	$8
Amortization of net actuarial gains and losses	(15)	(8)	(5)	-	-	-
Amortization of transitional obligation	-	-	-	-	(1)	(1)
Amortization of net prior service costs	-	(1)	(2)	-	-	-
Net prior service costs (credit)	-	-	-	-	1	(1)
Total amounts recognized in other comprehensive (income) loss, before tax	$(13)	$49	$(3)	$(5)	$(3)	$6
Total amounts recognized in other comprehensive (income) loss, after tax	$(9)	$36	$(2)	$(4)	$(2)	$4

The after-tax amount recognized in other comprehensive (income) loss arising from compensation plans includes a $2 million gain relating to current year changes in the net actuarial (gains) losses (2011 – $41 million loss; 2010 – $7 million loss).  The after-tax amount reclassified from accumulated other comprehensive (income) loss to net earnings includes amortization of net actuarial (gains) losses, the transitional obligation and prior service costs of $11 million (2011 – $7 million; 2010 – $5 million).

The estimated net actuarial loss and net prior service costs for the pension and other post-retirement plans that will be amortized from accumulated other comprehensive income into net benefit plan expense in 2013 is  $15 million.

Following are the weighted average assumptions used by the Company in determining the net periodic pension and other post-retirement benefit costs for 2012, 2011 and 2010.

	Pension Benefits			OPEB
For the years ended December 31	2012	2011	2010	2012	2011	2010

Discount Rate	4.00%	5.00%	5.75%	4.31%	5.11%	5.96%
Long-Term Rate of Return on Plan Assets	6.75%	6.75%	6.75%	-	-	-
Rates of Increase in Compensation Levels	4.11%	4.11%	4.15%	6.41%	6.42%	6.42%

The Company’s assumed health care cost trend rates are as follows:

For the years ended December 31	2012	2011	2010

Health care cost trend rate for next year	7.70%	8.99%	8.85%
Rate to which the cost trend rate is assumed to decline (ultimate trend rate)	4.63%	4.64%	4.64%
Year that the rate reaches the ultimate trend rate	2025	2026	2026

A one percent change in the assumed health care cost trend rate over the projected period would have the following effects:

(millions)	1% Increase	1% Decrease

Effect on total of service and interest cost components	$2	$1
Effect on other post-retirement benefit obligations	$7	$6

The Company expects to contribute $9 million to its defined benefit pension plans in 2013.  The Company’s OPEB plans are funded on an as required basis.

The following provides an estimate of benefit payments for the next 10 years.  These estimates reflect benefit increases due to continuing employee service.

(millions)	Defined Benefit Pension Payments	Other Benefit Payments

2013	$19	$4
2014	20	5
2015	20	5
2016	21	6
2017	22	7
2018 - 2022	111	37

The Company’s defined benefit pension plan assets are presented by investment asset category and input level within the fair value hierarchy as follows:

As at December 31	2012
	Level 1	Level 2	Level 3	Total

Investments:
Cash and Cash Equivalents	$50	$1	$-	$51
Fixed Income - Canadian Bond Funds	-	75	-	75
Equity - Domestic	34	63	-	97
Equity - International	-	72	-	72
Real Estate and Other	1	-	13	14
Fair Value of Plan Assets, End of Year	$85	$211	$13	$309

As at December 31	2011
	Level 1	Level 2	Level 3	Total

Investments:
Cash and Cash Equivalents	$39	$3	$-	$42
Fixed Income - Canadian Bond Funds	-	76	-	76
Equity - Domestic	29	56	-	85
Equity - International	-	58	-	58
Real Estate and Other	2	-	12	14
Fair Value of Plan Assets, End of Year	$70	$193	$12	$275

Fixed income investments consist of Canadian bonds issued by investment grade companies.  Equity investments consist of both domestic and international securities.  The fair values of these securities are based on dealer quotes, quoted market prices, and net asset values as provided by the investment managers.  Real Estate and Other consists mainly of commercial properties and is valued based on a discounted cash flow model.

	Real Estate and Other
As at December 31	2012	2011

Balance, Beginning of Year	$12	$12
Purchases, issuances and settlements
Purchases	-	-
Settlements	-	-
Actual return on plan assets
Relating to assets sold during the reporting period	-	-
Relating to assets still held at the reporting date	1	-
Balance, End of Year	$13	$12

The Company’s pension plan assets were invested in the following as at December 31, 2012: 37 percent Domestic Equity (2011 – 36 percent), 26 percent Foreign Equity (2011 – 25 percent), 30 percent Bonds (2011 – 33 percent), and 7 percent Real Estate and Other (2011 – 6 percent).  The expected long-term rate of return is 6.75 percent.  The expected rate of return on pension plan assets is based on historical and projected rates of return for each asset class in the plan investment portfolio. The actual return on plan assets was $26 million (2011 – $6 million). The asset allocation structure is subject to diversification requirements and constraints, which reduce risk by limiting exposure to individual equity investment, credit rating categories and foreign currency exposure.